MoA International Fund Performance Management - MoA International Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance/Annual Return.
Performance Narrative [Text Block]	The bar chart and table below show the average annual returns of the Fund.Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods.Prior to January 2022, the Fund had operated principally as a fund-of-funds. In January 2022, the Fund’s principal investment strategies were amended and the Fund began to invest directly in the equity securities of developed market issuers. Consequently, the performance information below may have been different if the current principal investment strategies had been in effect during the period prior to the amendment of the Fund’s principal investment strategies. A fund’s past performance does not necessarily indicate how it will perform in the future.For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the separate accounts of Mutual of America Life Insurance Company ("Separate Accounts") that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at moafunds.com or by calling 800.914.8716.
Performance Past Does Not Indicate Future [Text]	Prior to January 2022, the Fund had operated principally as a fund-of-funds. In January 2022, the Fund’s principal investment strategies were amended and the Fund began to invest directly in the equity securities of developed market issuers. Consequently, the performance information below may have been different if the current principal investment strategies had been in effect during the period prior to the amendment of the Fund’s principal investment strategies. A fund’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods.
Bar Chart Closing [Text Block]	Best and Worst Performing QuartersQuarter/YearTotal ReturnBestFourth quarter 202218.65%WorstFirst quarter 2020-24.18%
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Availability Website Address [Text]	moafunds.com
Performance Availability Phone [Text]	800.914.8716
MoA International Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	18.65%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(24.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020